CONVERTIBLE PROMISSORY NOTES (Details)	1 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares	Jan. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Oct. 31, 2019 $ / shares
Debt Instrument [Line Items]
Changes In The Fair Value Of Convertible Promissory Notes			¥ (829,149,000)	$ (130,112,000)	¥ 2,544,220,000
Term of the notes			1 year	1 year
Changes in the fair value of convertible promissory notes			¥ (829,149,000)	$ (130,112,000)	2,544,220,000
Remaining amortization period for debt issuance cost			5 years	5 years
Convertible Notes Payable
Debt Instrument [Line Items]
Issuance costs | ¥			¥ 18,932
2025 Convertible promissory notes
Debt Instrument [Line Items]
Cash consideration received						$ 200,000
Changes In The Fair Value Of Convertible Promissory Notes			¥ 829,149	$ 130,112	¥ 2,544,220
Term of the notes					5 years	5 years
Interest rate (as a percent)			2.00%				2.00%	2.00%
Issuance costs				0	¥ 2,939
Fair value of converted portion			¥ 1,639,806				$ 257,321	¥ 720,547
Fair value of notes			513,754				80,619	¥ 3,014,057
Changes in the fair value of convertible promissory notes			829,149	130,112	2,544,220
Fair value changes related to instrument-specific risk				0		$ 0
Coupon Interest expense			¥ 9,703	$ 1,523	¥ 18,880
2026 Convertible promissory notes
Debt Instrument [Line Items]
Interest rate (as a percent)		0.00%
Debt instrument, face amount		$ 600,000
Amount on exercise of option		$ 75,000
Observation period	40 days
Redemption price, percentage of Principal amount			100.00%	100.00%
Sinking fund				$ 0
Proceeds from issuance of notes				600,000
Debt Issuance costs							13,841
Carrying amount of Notes			¥ 3,753,197				$ 588,959
Coupon Interest expense				0
Amortization of debt discount and issuance costs			¥ 16,216	$ 2,544
Effective interest rate (as a percent)			0.47%				0.47%
Redemption upon maturity | 2025 Convertible promissory notes
Debt Instrument [Line Items]
Redemption price, Percentage of principal amount redeemed			115.00%	115.00%
Early redemption at the option of the Purchasers | 2025 Convertible promissory notes
Debt Instrument [Line Items]
Redemption price, Percentage of principal amount redeemed			109.00%	109.00%
Condition one | 2026 Convertible promissory notes
Debt Instrument [Line Items]
Percentage of conversion price	130.00%		130.00%	130.00%
Trading days	20			20
Consecutive trading days period	30			30
Condition Two | 2026 Convertible promissory notes
Debt Instrument [Line Items]
Trading days	5
Consecutive trading days period	10
Percentage of price to the last reported sale price	98.00%
American Depository Shares
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares						$ 12	$ 12		$ 54.47
American Depository Shares | 2025 Convertible promissory notes
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares							12
American Depository Shares | 2026 Convertible promissory notes
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares							18.3574
Class A Ordinary Shares
Debt Instrument [Line Items]
Number of shares issued upon conversion | shares			42,401,010	42,401,010	23,710,140	23,710,140
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.00001	$ 0.00001
Class A Ordinary Shares | 2025 Convertible promissory notes
Debt Instrument [Line Items]
Number of shares issued upon conversion | shares			42,401,010	42,401,010	23,710,140	23,710,140
Class A Ordinary Shares | Condition one | 2026 Convertible promissory notes
Debt Instrument [Line Items]
Number of shares represents one ADS	6
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001